Offerings	Jul. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, Preferred Shares, Debt Securities, Warrants, Rights, Units(1)
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminate number of additional securities that may be issued to prevent dilution resulting from stock splits, stock dividends, or similar events.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	3.0250
Maximum Aggregate Offering Price	$ 151,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,887.63
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the $3.29 (high) and $2.76 (low) prices of the Shares on Nasdaq on July 21, 2026, which is within five business days prior to filing this registration statement.